Leases	12 Months Ended
Mar. 31, 2014
Leases

(19) Leases

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2014 are as follows:

Years ending March 31	Yen (millions)
2015	¥18,862
2016	14,466
2017	13,101
2018	8,423
2019	7,604
After five years	39,724

Total minimum lease payments	¥102,180

Rental expenses under operating leases were ¥34,079 million, ¥32,728 million and ¥34,953 million, for the years ended March 31, 2012, 2013 and 2014, respectively.